CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
As of December 31, 2020, 2019 and 2018, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2020	2019	2018
Cash and cash equivalents	153,093	153,060	362,071
Short term restricted cash	22,009	10,184	534
Long term restricted cash	—	—	10,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	175,102	163,244	372,605

With reference to Note 2, we have changed our accounting policy for cash and cash equivalents; and restricted cash. According to our new accounting policy, amounts included in cash and cash equivalents include cash balances that are required to be maintained by the financial covenants in our loan facilities. Under our debt facilities, we need to maintain free cash of the higher of $20 million or 5% of total interest bearing debt. We have covenanted to retain at least $59.8 million of cash and cash equivalents as at December 31, 2020 (at December 31, 2019: $64.1 million and at December 31, 2018: $66.7 million).
Restricted cash consists of cash, which may only be used for certain purposes under our contractual arrangements and primarily comprises collateral deposits for derivative trading.